UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2011

1.799872.107

EMI-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.4%
		Principal Amount (c)	Value
Argentina - 0.8%
City of Buenos Aires 12.5% 4/6/15 (c)(e)		$ 1,920,000	$ 2,112,000
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		635,000	657,225
Pan American Energy LLC 7.875% 5/7/21 (e)		2,620,000	2,816,500
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		1,840,000	1,812,400
YPF SA 10% 11/2/28		635,000	738,188
TOTAL ARGENTINA			8,136,313
Bermuda - 0.6%
Noble Group Ltd. 6.75% 1/29/20 (e)		930,000	995,100
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		2,045,000	1,972,075
5% 10/19/25 (e)		3,180,000	2,806,064
TOTAL BERMUDA			5,773,239
Brazil - 2.6%
Banco Cruzeiro do Sul SA:
7% 7/8/13		840,000	844,200
8.25% 1/20/16 (e)		860,000	847,960
8.5% 2/20/15 (e)		1,550,000	1,565,500
Banco do Brasil SA 4.5% 1/22/15 (e)		1,475,000	1,534,000
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (e)		2,225,000	2,177,163
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		2,560,000	2,611,200
Banco Votorantim SA:
5.25% 2/11/16 (e)		1,470,000	1,514,100
7.375% 1/21/20 (e)		1,810,000	1,903,215
BFF International Ltd. 7.25% 1/28/20 (e)		1,445,000	1,567,825
Braskem Finance Ltd. 7% 5/7/20 (e)		1,830,000	1,976,400
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		820,000	918,400
Gerdau Trade, Inc. 5.75% 1/30/21 (e)		1,585,000	1,604,020
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)		2,675,000	2,808,750
Itau Unibanco Holding SA 5.75% 1/22/21 (e)		1,570,000	1,558,225
Net Servicos de Comunicacao SA 7.5% 1/27/20		1,850,000	2,127,500
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		1,980,000	2,153,250
TOTAL BRAZIL			27,711,708
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
British Virgin Islands - 0.7%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		$ 1,590,000	$ 1,507,829
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (e)		5,775,000	5,482,208
TOTAL BRITISH VIRGIN ISLANDS			6,990,037
Canada - 0.3%
Sino-Forest Corp.:
6.25% 10/21/17 (e)		1,710,000	1,658,700
10.25% 7/28/14 (Reg. S)		925,000	1,029,063
TOTAL CANADA			2,687,763
Cayman Islands - 4.6%
Banco Bradesco SA 4.1% 3/23/15 (e)		1,990,000	2,019,850
Country Garden Holdings Co. Ltd.:
11.125% 2/23/18 (e)		2,275,000	2,306,281
11.25% 4/22/17 (e)		845,000	874,575
11.75% 9/10/14		900,000	985,500
CSN Islands XI Corp. 6.875% 9/21/19 (e)		1,910,000	2,115,325
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		1,035,000	1,238,667
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		9,360,000	9,547,200
Odebrecht Finance Ltd.:
7% 4/21/20 (e)		1,480,000	1,613,200
7.5% (e)(f)		4,560,000	4,628,400
9.625% 4/9/14 (e)		1,430,000	1,673,100
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		8,705,000	8,731,272
5.75% 1/20/20		1,795,000	1,851,783
6.875% 1/20/40		4,735,000	4,924,400
8.375% 12/10/18		1,990,000	2,399,106
Shimao Property Holdings Ltd. 9.65% 8/3/17		2,315,000	2,199,250
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (e)		1,540,000	1,624,700
TOTAL CAYMAN ISLANDS			48,732,609
Chile - 0.2%
Cencosud SA 5.5% 1/20/21 (e)		2,585,000	2,538,729
Colombia - 1.1%
BanColombia SA:
4.25% 1/12/16 (e)		4,955,000	4,893,063
6.125% 7/26/20		2,760,000	2,780,700
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Colombia - continued
Ecopetrol SA 7.625% 7/23/19		$ 1,910,000	$ 2,206,050
Empresas Publicas de Medellin 7.625% 7/29/19 (e)		1,390,000	1,581,125
TOTAL COLOMBIA			11,460,938
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		1,740,000	1,940,100
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		1,255,000	1,352,263
Indonesia - 0.4%
Adaro Indonesia PT 7.625% 10/22/19 (e)		2,210,000	2,442,050
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		1,235,000	0
0% 7/5/01 (Reg. S) (b)		445,000	0
Bumi Investment Pte Ltd. 10.75% 10/6/17 (e)		1,255,000	1,415,013
Listrindo Capital BV 9.25% 1/29/15 (e)		740,000	817,700
TOTAL INDONESIA			4,674,763
Ireland - 2.0%
Novatek Finance Ltd. 6.604% 2/3/21 (e)		2,535,000	2,655,413
SCF Capital Ltd. 5.375% 10/27/17 (e)		5,170,000	5,079,525
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		1,455,000	1,584,131
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (e)		1,095,000	1,133,325
7.748% 2/2/21 (e)		1,210,000	1,264,450
Vnesheconombank Via VEB Finance Ltd.:
5.45% 11/22/17 (e)		4,110,000	4,173,705
6.8% 11/22/25 (e)		4,980,000	5,048,475
TOTAL IRELAND			20,939,024
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		1,885,000	1,914,255
Kazakhstan - 0.2%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		1,510,000	1,574,175
Korea (South) - 1.6%
Export-Import Bank of Korea:
5.125% 6/29/20		1,660,000	1,683,572
8.125% 1/21/14		1,880,000	2,139,440
Hyundai Capital Services, Inc. 6% 5/5/15 (e)		2,460,000	2,641,425
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Korea (South) - continued
Industrial Bank of Korea 7.125% 4/23/14 (e)		$ 1,620,000	$ 1,818,774
Korea Development Bank 4.375% 8/10/15		1,930,000	1,998,708
Korea Expressway Corp. 4.5% 3/23/15 (e)		1,940,000	2,008,676
POSCO 8.75% 3/26/14 (e)		1,590,000	1,861,095
SK Broadband Co., Ltd. 7% 2/1/12 (e)		2,090,000	2,173,600
Woori Bank 7% 2/2/15 (e)		690,000	773,973
TOTAL KOREA (SOUTH)			17,099,263
Luxembourg - 3.4%
ArcelorMittal SA:
7% 10/15/39		2,160,000	2,165,780
9% 2/15/15		1,080,000	1,292,666
Evraz Group SA 9.5% 4/24/18 (Reg. S)		2,310,000	2,707,043
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		1,845,000	1,964,925
9.25% 4/23/19 (e)		4,610,000	5,762,500
Gazprom International SA 7.201% 2/1/20		1,909,636	2,071,955
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,665,000	1,744,421
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		1,765,000	1,782,650
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,355,000	1,473,563
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,040,000	1,128,400
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		2,265,000	2,531,138
RSHB Capital SA 9% 6/11/14 (e)		1,215,000	1,395,185
Steel Capital SA 6.7% 10/25/17 (e)		2,575,000	2,629,848
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (d)		405,000	414,113
TNK-BP Finance SA:
7.5% 3/13/13 (e)		1,070,000	1,167,638
7.875% 3/13/18 (Reg. S)		1,450,000	1,658,438
Unicredit Luxembourg SA 5.1875% 10/13/15 (e)		2,400,000	2,412,000
VTB Capital SA 6.465% 3/4/15 (e)		1,860,000	1,995,780
TOTAL LUXEMBOURG			36,298,043
Mexico - 1.1%
Alestra SA de RL de CV 11.75% 8/11/14		1,320,000	1,529,616
Bbva Bancomer SA 4.5% 3/10/16 (e)		1,630,000	1,634,075
Cemex SA de CV 5.3034% 9/30/15 (e)(g)		1,870,000	1,855,040
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos:
6% 3/5/20		$ 2,105,000	$ 2,231,300
6.625% (e)(f)		4,855,000	4,818,588
TOTAL MEXICO			12,068,619
Netherlands - 3.5%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	84,999
DTEK Finance BV 9.5% 4/28/15 (e)		1,560,000	1,651,572
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		2,390,000	2,623,025
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,005,000	3,170,275
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		2,445,000	2,542,800
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		1,840,000	1,904,400
7% 5/5/20 (e)		1,720,000	1,853,300
8.375% 7/2/13 (e)		1,480,000	1,639,100
9.125% 7/2/18 (e)		1,560,000	1,885,650
11.75% 1/23/15 (e)		1,930,000	2,410,088
Lukoil International Finance BV 6.125% 11/9/20 (e)		2,385,000	2,433,487
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,209,975
7.75% 10/17/16 (Reg. S)		1,720,000	1,939,300
7.75% 1/20/20 (e)		3,340,000	3,757,500
7.875% 6/29/37 (Reg. S)		3,065,000	3,333,188
8% 8/7/19 (e)		1,700,000	1,929,500
Myriad International Holding BV 6.375% 7/28/17 (e)		2,455,000	2,596,163
TOTAL NETHERLANDS			36,964,322
Peru - 0.3%
Banco de Credito del Peru 4.75% 3/16/16 (e)		1,845,000	1,831,163
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		1,025,000	1,073,688
TOTAL PERU			2,904,851
Philippines - 1.4%
National Power Corp. 6.875% 11/2/16 (e)		3,335,000	3,806,236
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		4,250,000	4,855,625
7.39% 12/2/24 (e)		5,760,000	6,573,888
TOTAL PHILIPPINES			15,235,749
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		2,310,000	2,525,985
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Russia - 0.4%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		$ 3,655,000	$ 4,175,838
Singapore - 0.1%
Sigma Capital Pte. Ltd. 9% 4/30/15		1,085,000	1,166,375
South Africa - 0.4%
Eskom Holdings Ltd. 5.75% 1/26/21 (Reg. S)		4,430,000	4,490,913
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		2,045,000	2,469,338
Turkey - 0.2%
Akbank T. A. S. 5.125% 7/22/15 (e)		2,415,000	2,427,075
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,645,000	4,004,033
United Kingdom - 0.1%
Afren PLC 11.5% 2/1/16 (e)		1,405,000	1,478,763
United States of America - 3.0%
Drummond Co., Inc.:
7.375% 2/15/16		1,555,000	1,601,650
9% 10/15/14 (e)		3,062,000	3,245,720
Gerdau Holdings, Inc. 7% 1/20/20 (e)		1,365,000	1,508,325
Korea Development Bank 4% 9/9/16		2,580,000	2,600,640
NII Capital Corp.:
8.875% 12/15/19		1,875,000	2,067,188
10% 8/15/16		2,955,000	3,368,700
Pemex Project Funding Master Trust:
6.625% 6/15/35		4,040,000	4,066,260
8.625% 2/1/22		7,545,000	9,299,213
Southern Copper Corp.:
5.375% 4/16/20		845,000	857,675
6.75% 4/16/40		2,955,000	2,987,475
TOTAL UNITED STATES OF AMERICA			31,602,846
Venezuela - 4.1%
Petroleos de Venezuela SA:
4.9% 10/28/14		3,815,000	2,804,025
5.25% 4/12/17		6,965,000	4,213,825
5.375% 4/12/27		20,680,000	9,719,600
5.5% 4/12/37		18,250,000	8,349,375
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (e)		$ 11,835,000	$ 8,343,675
12.75% 2/17/22 (e)		12,700,000	10,007,600
TOTAL VENEZUELA			43,438,100
TOTAL NONCONVERTIBLE BONDS (Cost $354,555,727)			364,776,029
Government Obligations - 60.5%

Argentina - 2.8%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		10,891,029	9,693,016
(with partial capitalization through 12/31/13) 8.28% 12/31/33		3,656,244	3,180,932
2.5% 12/31/38 (d)		13,165,000	5,660,950
0% 12/15/35 (g)		17,818,560	2,824,242
7% 9/12/13		5,705,000	5,783,285
8.75% 6/2/17		2,333,801	2,389,812
TOTAL ARGENTINA			29,532,237
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		3,740,000	3,870,900
Barbados - 0.8%
Barbados Government:
7% 8/4/22 (e)		4,557,000	4,636,748
7.25% 12/15/21 (e)		3,635,000	3,744,050
TOTAL BARBADOS			8,380,798
Belarus - 0.5%
Belarus Republic:
8.75% 8/3/15		5,330,000	4,770,350
8.95% 1/26/18 (Reg. S)		925,000	807,063
TOTAL BELARUS			5,577,413
Belize - 0.2%
Belize Government 6% 2/20/29 (d)(e)		2,354,700	1,977,948
Government Obligations - continued
		Principal Amount (c)	Value
Bermuda - 0.5%
Bermuda Government 5.603% 7/20/20 (e)		$ 3,073,000	$ 3,226,650
Noble Group Ltd. 6.625% 8/5/20 (e)		1,660,000	1,705,650
TOTAL BERMUDA			4,932,300
Brazil - 3.7%
Brazilian Federative Republic:
5.625% 1/7/41		3,595,000	3,537,480
5.875% 1/15/19		4,815,000	5,320,575
7.125% 1/20/37		3,070,000	3,630,275
8% 1/15/18		1,481,667	1,740,958
8.25% 1/20/34		2,040,000	2,703,000
8.875% 4/15/24		2,290,000	3,120,125
10.125% 5/15/27		3,920,000	5,929,000
11% 8/17/40		5,450,000	7,316,625
12.25% 3/6/30		2,015,000	3,586,700
12.75% 1/15/20		1,225,000	1,972,250
TOTAL BRAZIL			38,856,988
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (e)		3,880,000	3,996,400
Colombia - 1.9%
Colombian Republic:
6.125% 1/18/41		4,255,000	4,340,100
7.375% 3/18/19		2,605,000	3,112,975
10.375% 1/28/33		4,490,000	6,735,000
11.75% 2/25/20		4,093,000	6,170,198
TOTAL COLOMBIA			20,358,273
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		9,267,250	5,653,023
Croatia - 1.3%
Croatia Republic:
6.375% 3/24/21 (e)		3,665,000	3,677,828
6.625% 7/14/20 (e)		4,980,000	5,148,075
6.75% 11/5/19 (e)		4,890,000	5,119,879
TOTAL CROATIA			13,945,782
Government Obligations - continued
		Principal Amount (c)	Value
Dominican Republic - 0.3%
Dominican Republic:
7.5% 5/6/21 (e)		$ 1,450,000	$ 1,479,000
9.04% 1/23/18 (e)		1,420,870	1,577,166
TOTAL DOMINICAN REPUBLIC			3,056,166
Ecuador - 0.4%
Ecuador Republic 9.375% 12/15/15 (e)		4,480,000	4,323,200
El Salvador - 0.3%
El Salvador Republic:
7.375% 12/1/19 (e)		1,315,000	1,420,200
7.65% 6/15/35 (Reg. S)		1,725,000	1,716,375
TOTAL EL SALVADOR			3,136,575
Gabon - 0.3%
Gabonese Republic 8.2% 12/12/17 (e)		2,770,000	3,254,750
Georgia - 0.5%
Georgia Republic 7.5% 4/15/13		5,385,000	5,761,950
Ghana - 0.5%
Ghana Republic:
8.5% 10/4/17 (e)		2,775,000	3,094,125
14.25% 7/29/13	GHS	1,330,000	893,011
14.99% 3/11/13	GHS	1,380,000	940,001
TOTAL GHANA			4,927,137
Indonesia - 4.9%
Indonesian Republic:
5.875% 3/13/20 (e)		3,185,000	3,387,885
6.625% 2/17/37 (e)		3,765,000	4,009,725
6.75% 3/10/14 (Reg. S)		2,515,000	2,785,363
6.875% 3/9/17 (e)		2,990,000	3,378,700
6.875% 1/17/18 (e)		3,825,000	4,331,813
7.25% 4/20/15 (e)		1,615,000	1,841,100
7.5% 1/15/16 (e)		6,210,000	7,226,888
7.75% 1/17/38 (e)		5,465,000	6,517,013
8.5% 10/12/35 (e)		4,815,000	6,157,181
10.375% 5/4/14 (e)		1,715,000	2,083,725
11.625% 3/4/19 (e)		4,665,000	6,694,275
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (e)		3,070,000	3,561,200
TOTAL INDONESIA			51,974,868
Government Obligations - continued
		Principal Amount (c)	Value
Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 11,790,000	$ 10,846,800
Ivory Coast - 0.6%
Ivory Coast 2.5% 12/31/32 (b)(d)		14,110,000	6,631,700
Lebanon - 1.3%
Lebanese Republic:
4% 12/31/17		6,930,000	6,652,800
9% 3/20/17		2,365,000	2,728,737
11.625% 5/11/16 (Reg. S)		3,290,000	4,178,300
TOTAL LEBANON			13,559,837
Lithuania - 1.7%
Lithuanian Republic:
5.125% 9/14/17 (e)		5,560,000	5,573,900
6.125% 3/9/21 (e)		4,210,000	4,294,200
6.75% 1/15/15 (e)		3,515,000	3,831,350
7.375% 2/11/20 (e)		3,545,000	3,948,244
TOTAL LITHUANIA			17,647,694
Mexico - 5.3%
United Mexican States:
5.125% 1/15/20		6,622,000	6,886,880
5.625% 1/15/17		6,607,000	7,267,700
5.75% 10/12/10		3,202,000	2,865,790
6.05% 1/11/40		10,742,000	10,983,695
6.5% 6/10/21	MXN	102,310,000	7,911,675
6.75% 9/27/34		3,410,000	3,819,200
10% 11/20/36	MXN	79,665,000	7,740,168
11.375% 9/15/16		1,939,000	2,714,600
11.5% 5/15/26		3,595,000	6,471,000
TOTAL MEXICO			56,660,708
Nigeria - 0.2%
Republic of Nigeria 6.75% 1/28/21 (e)		2,620,000	2,587,250
Peru - 0.8%
Peruvian Republic:
7.35% 7/21/25		3,725,000	4,414,125
8.75% 11/21/33		2,940,000	3,939,600
TOTAL PERU			8,353,725
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - 3.3%
Philippine Republic:
4% 1/15/21		$ 2,380,000	$ 2,243,150
6.375% 10/23/34		7,350,000	7,699,125
6.5% 1/20/20		6,615,000	7,474,950
7.75% 1/14/31		8,955,000	10,768,388
9.5% 2/2/30		3,300,000	4,620,000
10.625% 3/16/25		1,765,000	2,616,613
TOTAL PHILIPPINES			35,422,226
Qatar - 0.6%
State of Qatar:
4% 1/20/15 (e)		3,555,000	3,669,969
6.4% 1/20/40 (e)		2,095,000	2,203,877
TOTAL QATAR			5,873,846
Russia - 7.3%
Russian Federation:
3.625% 4/29/15 (e)		5,100,000	5,157,375
5% 4/29/20 (e)		5,100,000	5,170,125
7.5% 3/31/30 (Reg. S)		48,751,400	56,965,986
12.75% 6/24/28 (Reg. S)		5,764,000	10,094,205
TOTAL RUSSIA			77,387,691
Serbia - 0.5%
Republic of Serbia 6.75% 11/1/24 (e)		4,970,001	4,994,851
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (e)		1,460,000	1,551,250
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		3,680,000	3,583,400
TOTAL SRI LANKA			5,134,650
Turkey - 6.7%
Turkish Republic:
5.625% 3/30/21		11,425,000	11,668,353
6.75% 4/3/18		1,615,000	1,802,825
6.75% 5/30/40		5,200,000	5,401,760
6.875% 3/17/36		7,600,000	8,065,880
7% 9/26/16		1,225,000	1,385,843
7% 3/11/19		5,940,000	6,705,072
7% 6/5/20		3,955,000	4,469,150
7.25% 3/15/15		2,095,000	2,370,074
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
7.25% 3/5/38		$ 2,445,000	$ 2,707,838
7.375% 2/5/25		7,920,000	9,138,096
7.5% 7/14/17		1,735,000	2,012,600
7.5% 11/7/19		2,255,000	2,624,369
8% 2/14/34		1,910,000	2,294,483
10% 6/17/15	TRY	2,400,000	1,600,259
11.875% 1/15/30		5,055,000	8,391,300
TOTAL TURKEY			70,637,902
Ukraine - 1.1%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		3,145,000	3,317,975
Ukraine Government:
6.385% 6/26/12 (e)		1,260,000	1,302,210
6.75% 11/14/17 (e)		2,190,000	2,226,135
7.65% 6/11/13 (Reg. S)		2,480,000	2,622,600
Ukrainian Government 6.58% 11/21/16 (e)		2,095,000	2,129,568
TOTAL UKRAINE			11,598,488
United States of America - 3.9%
U.S. Treasury Bonds:
4.25% 11/15/40		17,720,000	16,930,911
4.75% 2/15/41		23,944,000	24,871,830
TOTAL UNITED STATES OF AMERICA			41,802,741
Uruguay - 0.4%
Uruguay Republic 7.625% 3/21/36		3,300,000	3,943,500
Venezuela - 5.0%
Venezuelan Republic:
oil recovery rights 4/15/20		15,490	429,848
5.75% 2/26/16 (Reg S.)		3,635,000	2,689,900
6% 12/9/20		4,160,000	2,464,800
7.75% 10/13/19 (Reg. S)		8,990,000	6,135,675
8.25% 10/13/24		6,450,000	4,144,125
8.5% 10/8/14		3,490,000	3,175,900
9% 5/7/23 (Reg. S)		5,820,000	3,980,880
9.25% 9/15/27		8,805,000	6,515,700
9.375% 1/13/34		3,460,000	2,335,500
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
10.75% 9/19/13		$ 7,670,000	$ 7,689,175
12.75% 8/23/22		15,995,000	13,795,688
TOTAL VENEZUELA			53,357,191
Vietnam - 0.1%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		1,445,000	1,553,375
TOTAL GOVERNMENT OBLIGATIONS (Cost $610,086,378)			641,510,883
Supranational Obligations - 0.4%

Central American Bank 5.375% 9/24/14 (e)		1,770,000	1,918,326
Corporacion Andina de Fomento 8.125% 6/4/19		1,610,000	1,924,433
Eurasian Development Bank 7.375% 9/29/14 (e)		980,000	1,074,325
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,454,058)			4,917,084
Investment Companies - 1.5%
	Shares
United States of America - 1.5%
iShares MSCI Brazil Index ETF	149,208	11,560,636
iShares MSCI Emerging Markets Index ETF	86,300	4,201,947
TOTAL INVESTMENT COMPANIES (Cost $15,553,035)		15,762,583
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.16% (a) (Cost $16,645,133)	16,645,133	16,645,133
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,001,294,331)		1,043,611,712
NET OTHER ASSETS (LIABILITIES) - 1.6%		17,067,205
NET ASSETS - 100%		$ 1,060,678,917
Security Type Abbreviations
ETF - Exchange-Traded Funds
Currency Abbreviations
EUR	-	European Monetary Unit
GHS	-	Ghana Cedi
MXN	-	Mexican peso
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $394,959,858 or 37.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,846
Total	$ 21,846
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 364,776,029	$ -	$ 364,691,030	$ 84,999
Government Obligations	641,510,883	-	641,510,883	-
Supranational Obligations	4,917,084	-	4,917,084	-
Investment Companies	15,762,583	15,762,583	-	-
Money Market Funds	16,645,133	16,645,133	-	-
Total Investments in Securities:	$ 1,043,611,712	$ 32,407,716	$ 1,011,118,997	$ 84,999
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,779
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	80,220
Transfers out of Level 3	-
Ending Balance	$ 84,999
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 4,779

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $997,771,320. Net unrealized appreciation aggregated $45,840,392, of which $59,993,186 related to appreciated investment securities and $14,152,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, supranational obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011